Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net (loss) income	$ (903,866)	$ (3,924,121)	$ (6,261,398)	$ 772,934
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	4,104,018	4,823,673	6,274,321	7,364,688
Stock compensation	867,903	541,865	1,105,272	686,133
Bad debt expense (recoveries)	52	93,958	77,898	(32,544)
Gain on sale of real estate assets, net	(2,060,336)	(656,975)	(1,245,460)	(6,319,272)
Gain on extinguishment of government debt	(10,000)		(451,785)
Net change in fair value marketable securities	37,673
Impairment of real estate assets	300,000	845,674	1,730,851
Accretion of original issue discount		1,013,405	1,013,405	386,595
Amortization of financing costs	431,806	992,705	1,287,430	965,239
Amortization of above-market leases	42,064	38,012	50,682	55,466
Amortization of below-market leases	(46,481)	(122,439)	(170,887)	(185,995)
Straight-line rent adjustment	(215,655)	67,732	108,998	(63,895)
Changes in operating assets and liabilities:
Other assets	633,354	2,171,813	(1,957,641)	(1,035,806)
Accounts payable and accrued liabilities	(1,014,848)	(1,974,401)	(1,796,421)	(767,440)
Accrued real estate taxes	(1,040,680)	(1,014,760)	(438,915)	(106,779)
Net cash provided by operating activities	1,125,004	2,896,141	3,693,417	3,790,936
Cash flows from investing activities:
Real estate acquisitions	(7,758,066)	(8,996,248)	(10,161,613)	(13,037,562)
Additions to buildings and tenant improvements	(1,122,051)	(2,510,152)	(2,834,373)	(6,393,711)
Investment in marketable securities	(2,682,192)
Proceeds from sale of marketable securities	1,032,297
Additions to deferred leasing costs	(97,932)	(137,961)	(175,828)	(661,401)
Proceeds from sales of real estate, net	47,906,909	33,810,274	40,849,654	32,073,721
Net cash provided by investing activities	37,278,965	22,165,913	27,677,840	11,981,047
Cash flows from financing activities:
Proceeds from mortgage notes payable, net of issuance costs	8,003,807	13,339,739	14,152,838	15,494,715
Proceeds from government debt relief			45,178,500,000
Repayment of mortgage notes payable	(41,862,782)	(32,399,522)	36,808,331	23,176,581
Proceeds from note payable, net of issuance cost of $1.1 million				11,479,237
Repayment of note payable	(7,675,598)	(5,224,402)	(6,324,401)
Payment of extension costs, note payable		(351,025)	(351,025)
Redemption of mandatorily redeemable preferred stock				(16,900,000)
Payment of deferred offering costs	(572,458)	(435,736)	(45,016)
(Distributions) contributions to noncontrolling interests, net	(5,624,969)	(358,357)	(2,366,009)	331,603
Issuance of stock for Initial Public Offering, net of underwriters fees	8,871,879		205,000,000,000
Issuance of Preferred Stock Series D, net of offering costs	20,489,803
Repurchase of common stock	(68,396)	(18,000)	(18,000)	(227,428)
Dividends paid to preferred stockholders	(455,207)
Dividends paid to stockholders	(3,234,669)		(963,456)	(2,158,469)
Net cash used in financing activities	(22,128,590)	(25,447,303)	(30,221,615)	(15,156,923)
Net increase in cash equivalents and restricted cash	16,275,379	(385,249)	1,149,642	615,060
Cash, cash equivalents and restricted cash - beginning of period	11,540,917	10,391,275	10,391,275	9,776,215
Cash, cash equivalents and restricted cash - end of period	27,816,296	10,006,026	11,540,917	10,391,275
Supplemental disclosure of cash flow information:
Interest paid-Series B preferred stock				1,859,672
Interest paid-mortgage notes payable	3,407,689	4,542,959	5,892,025	6,442,750
Interest paid-notes payable	103,861	604,679	778,414	713,262
Non-cash financing activities:
Issuance of stock for limited partnership interests		1,247,990	1,247,990
Dividends payable - Preferred Stock Series D	$ 179,685
Unpaid deferred financing costs			$ 83,659